Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss carryforwards	$ 9,494	$ 10,955
Accrued expenses	6,340	6,309
Allowance for credit losses	4,649	5,478
Security, loan and debt valuations	4,101	5,381
Tax credit carryforwards	3,585	3,899
Tax credit carryforwards	2,707	5,614
Available-for-sale securities	152	0
Other	2,333	1,800
Gross deferred tax assets	33,361	39,436
Valuation allowance	(1,149)	(1,111)
Total deferred tax assets, net of valuation allowance	32,212	38,325
Deferred tax liabilities
Equipment lease financing	3,016	3,105
Intangibles	1,306	1,513
Fee income	864	881
Mortgage servicing rights	466	1,094
Long-term borrowings	327	630
Available-for-sale securities	0	828
Other	1,752	2,024
Gross deferred tax liabilities	7,731	10,075
Net deferred tax assets, net of valuation allowance	$ 24,481	$ 28,250